Income taxes - Deferred taxes (Details) - BRL (R$)	Sep. 30, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-current assets	R$ 1,479,244,000	R$ 7,984,015,000
Non-current liabilities		12,596,000
Derivative, passive temporary difference	2,731,725,000	1,321,614
Derivative, asset temporary difference	2,564,845,000	3,552,449
Lease, passive temporary difference	1,771,769,000	1,763,847
Lease, asset temporary difference	2,281,544,000	2,370,791
Total deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	7,616,880,000	14,124,914,000
Tax loss carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	957,193,000	796,831,000
Negative tax basis of social contribution carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	366,676,000	307,143,000
Provision for judicial liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	269,675,000	324,873,000
Operating provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	548,502,000	515,779,000
Provisions for other losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	604,274,000	547,242,000
Employee benefit plans
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	252,482,000	245,331,000
Exchange rate variations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,292,458,000	7,385,034,000
Derivatives losses (“MtM”)(1)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		2,230,835,000
Amortization of fair value adjustments arising from business combinations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	621,887,000	625,745,000
Unrealized profit on inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	193,958,000	539,157,000
Leases (1)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	509,775,000	606,944,000
Total deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	6,137,636,000	6,153,495,000
Goodwill - Tax benefit on unamortized goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	1,806,061,000	1,589,887,000
Property, plant and equipment - deemed cost
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	1,001,100,000	1,066,883,000
Depreciation for tax-incentive reason
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	684,771,000	733,640,000
Capitalized loan costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	942,023,000	947,482,000
Fair value of biological assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	1,005,141,000	1,317,095,000
Deferred taxes, net of fair value adjustment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	320,477,000	342,141,000
Tax credits - gains from tax lawsuit (exclusion of ICMS from the PIS and COFINS basis)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	121,518,000	137,928,000
Derivatives gains ("MtM")
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	166,879,000
Provision of deferred taxes on results of subsidiaries abroad
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	76,753,000
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	R$ 12,913,000	R$ 18,439,000